Critical accounting estimates and judgments	6 Months Ended
Jun. 30, 2018
Critical accounting estimates and judgments
Critical accounting estimates and judgments

4.Critical accounting estimates and judgments

The preparation of the unaudited interim condensed consolidated financial statements in conformity with IFRS requires management to make estimates, judgments and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

In the first six months of 2018, changes to certain areas that require management judgment and estimates relate to the allocation of transaction price to the license element in our subscription arrangements, as well as estimating the benefit period for amortizing contract acquisition costs. Other than these two areas, the most significant areas that require management judgement and estimates are the same as those described in the Annual Consolidated Financial Statements for the year ended December 31, 2017.